UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-04316

Midas Series Trust
(Exact name of registrant as specified in charter)

2255 Buffalo Road, Rochester, NY          14624
(Address of principal executive offices)     (Zip code)

Russell Kamerman, Esq.
2255 Buffalo Road

Rochester, NY 14624
(Name and address of agent for service)

Registrant's telephone number, including area code:
   1-212-785-0900

Date of fiscal year end: 12/31

Date of reporting period: 1/1/25 - 6/30/25

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to
 stockholders of
any
 report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. sec. 3507.

Item 1. Report to Stockholders.

Item 1(a):

Midas Discovery	June 30, 2025

Midas Discovery (Ticker: MIDSX)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about Midas Discovery (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Discovery	$285	4.15%

Key Fund Statistics (as of June 30, 2025)

Fund’s net assets	$24,552,554

Total number of portfolio holdings	22

Portfolio turnover rate	8%

Graphical Representation of Holdings (as of June 30, 2025)
The tables below show the investment make-up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Lundin Gold Inc.	15%
Agnico Eagle Mines Ltd.	14%
Evolution Mining Limited	7%
Dundee Precious Metals Inc.	6%
Northern Star Resources Ltd.	6%
New Gold, Inc.	5%
Endeavour Mining plc	5%
IAMGOLD Corp.	4%
Kinross Gold Corp.	4%
SPDR Gold Trust	4%
Total	71%

Semi-Annual Shareholder Report	1	Midas Discovery

Midas Discovery	June 30, 2025

The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors.

Availability of Additional Information

You can find additional information on the Fund’s website at www.MidasFunds.com, including its:

● prospectus

● financial information

● portfolio holdings

● proxy voting information

You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1‑800‑400‑MIDAS (6432).

Semi-Annual Shareholder Report	2	Midas Discovery

Midas Special Opportunities	June 30, 2025

Midas Special Opportunities (Ticker: MISEX)

Semi-Annual Shareholder Report
This semi-annual shareholder report contains important information about Midas Special Opportunities (the “Fund”) for the period of January 1, 2025 to June 30, 2025. You can find additional information about the Fund at www.MidasFunds.com. You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

What were the Fund costs for the last six months?
(Based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment

Midas Special Opportunities	$184	3.67%

Key Fund Statistics (as of June 30, 2025)

Fund’s net assets	$20,347,404

Total number of portfolio holdings	12

Portfolio turnover rate	0%

Graphical Representation of Holdings (as of June 30, 2025)
The tables below show the investment make-up of the Fund, representing percentage of total net assets of the Fund.

Top Ten Security Holdings	Percent of Total Net Assets	Sector Allocation	Geographical Allocation

Alphabet Inc. Class A	28%
Mastercard Inc. Class A	28%
Berkshire Hathaway Inc. Class B	12%
AutoZone, Inc.	12%
JPMorgan Chase & Co.	10%
Williams-Sonoma, Inc.	8%
Lam Research Corporation	6%
QUALCOMM Inc.	3%
Essent Group, Ltd.	3%
NVR, Inc.	3%
Total	113%

Semi-Annual Shareholder Report	1	Midas Special Opportunities

Midas Special Opportunities	June 30, 2025

The above is shown for informational purposes only as an approximate percentage of net assets and are subject to change. The above portfolio information should not be considered as a recommendation to purchase or sell a particular security and there is no assurance that any securities will remain in or out of the Fund. The figures in the table use approximate percentages of net assets and may not add up to 100% due to leverage, cash or other assets, rounding, and other factors.

Availability of Additional Information
You can find additional information on the Fund’s website at www.MidasFunds.com, including its:

●	prospectus

●	financial information

●	portfolio holdings

●	proxy voting information
You can also request this information by contacting us at 1‑800‑400‑MIDAS (6432).

Householding
Shareholders who have consented to receive a single annual or semi-annual shareholder report at a shared address may revoke this consent by contacting us at 1‑800‑400‑MIDAS (6432).

Semi‑Annual Shareholder Report	2	Midas Special Opportunities

Item 1(b):

Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

Item 6(a).

Included herein under Item 7.

Item 6(b).

Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

MIDAS DISCOVERY

Schedule of Portfolio Investments

June 30, 2025

(Unaudited)

Shares		Value
Common Stocks (107.34%)
	Major Precious Metals Producers (23.16%)
30,000	Agnico Eagle Mines Limited	$3,567,900
68,500	Kinross Gold Corporation	1,070,655
18,000	Newmont Corporation	1,048,680

		5,687,235

	Intermediate Precious Metals Producers (70.76%)
98,000	Dundee Precious Metals, Inc.	1,574,517
38,000	Endeavour Mining Corp.	1,171,777
319,554	Evolution Mining Limited	1,638,577
4,600	Franco-Nevada Corporation	754,032
150,000	IAMGOLD Corporation (a)	1,102,500
68,750	Lundin Gold Inc.	3,624,327
260,000	New Gold Inc. (a)	1,287,000
125,000	Northern Star Resources Limited	1,526,297
66,667	OceanaGold Corp.	940,979
373,000	Perseus Mining Ltd. (a)	843,675
925,000	Resolute Mining Ltd. (a)	371,413
5,300	Royal Gold, Inc.	942,552
1,974,550	Vault Minerals Limited (a)	545,886
11,700	Wheaton Precious Metals Corp.	1,050,660

		17,374,192

	Junior Precious Metals Producers (6.13%)
30,000	Triple Flag Precious Metals Corp.	710,700
72,000	Victoria Gold Corp. (a) (b)	0
57,000	Wesdome Gold Mines Ltd. (a)	794,865

		1,505,565

	Other Natural Resources Companies (7.29%)
22,320	iShares Silver Trust (a)	732,319
3,465	SPDR Gold Trust (a)	1,056,236

		1,788,555

Total investments (Cost $12,823,334) (107.34%) (c)		26,355,547
Liabilities in excess of cash and other assets (-7.34%)		(1,802,993)

Net assets (100.00%)		$24,552,554

(a) Non-income producing.
(b) Illiquid security fair valued using procedures approved by the Board of Trustees which includes significant unobservable inputs and is deemed a level 3 security.

(c) The Fund’s total investment portfolio valued at $26,355,547 has been pledged as collateral for borrowings under the Fund’s credit agreement. The outstanding loan balance under the credit agreement was $1,499,000 as of June 30, 2025.

See notes to financial statements.

MIDAS SPECIAL OPPORTUNITIES

Schedule of Portfolio Investments

June 30, 2025

(Unaudited)

Shares		Value
Common Stocks (116.40%)
	Automotive Dealers and Gasoline Service Stations (11.77%)
645	AutoZone, Inc. (a)	$2,394,388

	Building Construction General Contractors and Operative Builders (2.90%)
80	NVR, Inc. (a)	590,853

	Depository Institutions (9.69%)
6,800	JPMorgan Chase & Co.	1,971,388

	Electronic and Other Electrical Equipment and Components, except Computer Equipment (3.29%)
4,200	QUALCOMM Incorporated	668,892

	Fire, Marine & Casualty Insurance (12.18%)
5,100	Berkshire Hathaway Inc. Class B (a)	2,477,427

	Home Furniture, Furnishings, and Equipment Stores (8.03%)
10,000	Williams-Sonoma, Inc.	1,633,700

	Industrial and Commercial Machinery and Computer Equipment (5.74%)
12,000	Lam Research Corporation	1,168,080

	Insurance Carriers (5.05%)
10,000	Essent Group Ltd.	607,300
1,350	UnitedHealth Group Incorporated	421,160

		1,028,460

	Security and Commodity Brokers, Dealers, Exchanges, and Services (2.07%)
7,600	Interactive Brokers Group, Inc. Class A	421,116

	Service - Business Services (27.62%)
10,000	Mastercard Incorporated Class A	5,619,400

	Service - Computer Programming, Data Processing (28.06%)
32,400	Alphabet Inc. Class A	5,709,852

Total investments (Cost $4,313,142) (116.40%)		23,683,556
Liabilities in excess of cash and other assets (16.40%)		(3,336,152)

Net assets (100.00%)		$20,347,404

(a) Non-income producing.

(b) The Fund’s total investment portfolio valued at $23,683,556 has been pledged as collateral for borrowings under the Fund’s credit agreement. The outstanding loan balance under the credit agreement was $3,247,700 as of June 30, 2025.

See notes to financial statements.

STATEMENTS OF ASSETS AND LIABILITIES

June 30, 2025

(Unaudited)

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Assets
Investments, at cost	$12,823,334	$4,313,142

Investments, at value	26,355,547	23,683,556
Cash	2,037	3,430
Receivables
Fund shares sold	13,838	—
Dividends	3,332	2,760
Interest	51	9
Prepaid expenses and other assets	38,514	14,737

Total assets	26,413,319	23,704,492

Liabilities
Credit agreement borrowing	1,499,000	3,247,700
Payables
Fund shares redeemed	257,118	—
Accrued expenses	63,187	68,758
Investment management fees	20,355	15,224
Administrative services	12,890	16,917
Distribution fees	5,087	4,343
Trustees	3,128	4,146

Total liabilities	1,860,765	3,357,088

Net assets	$24,552,554	$20,347,404

Shares outstanding, $0.01 par value	11,732,576	576,431

Net asset value, offering, and redemption price per share	$2.09	$35.30

Net assets consist of
Paid in capital	$62,689,071	$(828,606)
Distributable earnings	(38,136,517)	21,176,010

	$24,552,554	$20,347,404

See notes to financial statements.

STATEMENTS OF OPERATIONS

Six Months Ended June 30, 2025

(Unaudited)

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Investment income
Dividends	$201,978	$81,163
Interest	207	40
Foreign tax withholding	(31,190)	—

Total investment income	170,995	81,203

Expenses
Investment management	87,924	93,232
Interest and fees on credit agreement	67,689	79,599
Administrative services	51,750	61,530
Transfer agent	48,535	22,625
Auditing	22,625	12,670
Distribution	21,981	24,867
Registration	18,100	18,100
Bookkeeping and pricing	15,810	17,254
Trustees	11,959	14,420
Shareholder communications	10,852	9,505
Legal	5,160	6,620
Custodian	4,525	3,620
Insurance	2,715	3,801
Other	181	182

Total expenses	369,806	368,025

Net investment loss	(198,811)	(286,822)

Net Realized and Unrealized Gain
Net realized gain (loss) on
Investments	(16,663)	—
Foreign currencies	885	—
Increase in unrealized appreciation on investments	8,987,192	749,435

Net realized and unrealized gain	8,971,414	749,435

Net increase in net assets resulting from operations	$8,772,603	$462,613

See notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS

(Unaudited)

	MIDAS DISCOVERY		MIDAS SPECIAL OPPORTUNITIES
	Six Months Ended June 30, 2025	Year Ended December 31, 2024	Six Months Ended June 30, 2025	Year Ended December 31, 2024
Operations
Net investment loss	$(198,811)	$(424,398)	$(286,822)	$(595,442)
Net realized gain (loss)	(15,778)	19,796	—	2,269,503
Net increase in unrealized appreciation	8,987,192	1,301,309	749,435	2,855,194

Net increase in net assets resulting from operations	8,772,603	896,707	462,613	4,529,255

Distributions to shareholders
Distributable earnings	—	—	—	(408,873)

Total distributions	—	—	—	(408,873)

Capital share transactions
Change in net assets resulting from capital share transactions	4,970,134	(1,314,422)	(630,303)	(1,130,048)
Redemption fees	33,199	17,860	—	12,171

Increase (decrease) in net assets resulting from capital share transactions	5,003,333	(1,296,562)	(630,303)	(1,117,877)

Total change in net assets	13,775,936	(399,855)	(167,690)	3,002,505

Net assets
Beginning of period	10,776,618	11,176,473	20,515,094	17,512,589

End of period	$24,552,554	$10,776,618	$20,347,404	$20,515,094

Capital share transactions were as follows:
Value
Shares sold	$11,563,970	$789,163	$21,756	$352,814
Shares issued on reinvestment of distributions	—	—	—	395,305
Shares redeemed	(6,593,836)	(2,103,585)	(652,059)	(1,878,167)

Net increase (decrease)	$4,970,134	$(1,314,422)	$(630,303)	$(1,130,048)

Number
Shares sold	6,390,247	688,431	626	11,649
Shares issued on reinvestment of distributions	—	—	—	11,425
Shares redeemed	(3,766,084)	(1,727,579)	(18,654)	(58,297)

Net increase (decrease)	2,624,163	(1,039,148)	(18,028)	(35,223)

See notes to financial statements.

STATEMENTS OF CASH FLOWS

Six Months Ended June 30, 2025

(Unaudited)

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Cash flows from operating activities
Net increase in net assets resulting from operations	$8,772,603	$462,613
Adjustments to reconcile change in net assets resulting from operations to net cash provided by (used in) operating activities:
Purchase of long term investments	(5,305,852)	(592,199)
Proceeds from sales of long term investments	1,601,619	—
Unrealized appreciation of investments and foreign currencies	(8,987,192)	(749,435)
Net realized loss on sales of investments and foreign currencies	15,778	—
Net sales of short term investments	885	—
Increase in interest receivable	(49)	(5)
(Increase) decrease in prepaid expenses and other assets	(2,105)	237
Decrease in accrued expenses	(22,662)	(2,939)
Increase (decrease) in investment management fees payable	10,365	(1,060)
Decrease in administrative services payable	(150)	(5,254)
Increase (decrease) in distribution fees payable	2,591	(294)
(Decrease) increase in trustees payable	(807)	632

Net cash used in operating activities	(3,914,976)	(887,704)

Cash flows from financing activities
Credit agreement (repayment) borrowing, net	(1,328,200)	1,520,700
Net shares sold (redeemed)	5,244,958	(630,263)

Net cash provided by financing activities	3,916,758	890,437

Net change in cash	1,782	2,733

Cash
Beginning of period	255	697

End of period	$2,037	$3,430

Supplemental disclosure of cash flow information
Cash paid for interest on credit agreement	$57,101	$58,602

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS

June 30, 2025

(Unaudited)

1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Midas Discovery and Midas Special Opportunities (each individually, a “Fund,” and collectively, the “Funds”) are each a series of shares of Midas Series Trust (the “Trust”), a Delaware statutory trust which is registered under the Investment Company Act of 1940, as amended (the “Company Act”), as an open end management investment company. Each Fund is a distinct portfolio with its own investment objective and policies. The Trust retains Midas Management Corporation (the “Investment Manager”) as the investment manager of each Fund. The investment objectives of Midas Discovery are primarily capital appreciation and protection against inflation and, secondarily, current income. Under normal circumstances, in pursuit of its investment objectives, the Midas Discovery’s investment strategy is to invest principally in (i) securities (e.g., common and preferred stocks, bonds, convertible securities, etc.) of companies primarily involved, directly or indirectly, in the business of mining, processing, fabricating, distributing or otherwise dealing in gold, silver, platinum, other precious metals, or other natural resources; and (ii) gold, silver, and platinum bullion and coins; provided, however, that the Fund may invest in any type of equity security (e.g., common and preferred stocks) and in companies of any size, industry or sector, including both domestic and foreign companies, that the Investment Manager believes may achieve the Fund’s investment objectives. The investment objective of Midas Special Opportunities is capital appreciation. Under normal circumstances, in pursuit of its investment objective, Midas Special Opportunities may invest in any security type (e.g., common and preferred stocks, bonds, convertible securities, etc.) and in companies of any size, industry, or sector, including both domestic and foreign companies.

Each Fund currently offers one class of shares. The Funds impose a short term trading redemption fee on any Fund shares that are redeemed or exchanged within 30 days following their purchase date. The redemption fee is 1% of the amount redeemed. Such fees are retained by the Funds for the benefit of the remaining shareholders and are accounted for as an addition to paid in capital.

The Trust is an investment company and accordingly follows the accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standard Codification Topic 946 “Financial Services – Investment Companies.” The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements.

The following summarizes the significant accounting policies of the Funds:

Valuation of Investments – Portfolio securities are valued by various methods depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is in the United States are usually valued at the official closing price, last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are usually valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price on the local exchange is unavailable, the last evaluated quote or closing bid price normally is used. In the event of an unexpected closing of the primary market or exchange, a security may continue to trade on one or more other markets, and the price as reflected on those other trading venues may be more reflective of the security’s value than an earlier price from the primary market or exchange. Accordingly, a Fund may seek to use these additional sources of pricing data or information when prices from the primary market or exchange are unavailable, or are earlier and less representative of current market value. Gold and silver bullion are valued at 4:00 p.m. ET, at the mean between the last bid and asked quotations of the Bloomberg Composite (NY) Spot Price for that metal. Certain debt securities may be priced through pricing services that may utilize a matrix pricing system which takes into consideration factors such as yields, prices, maturities, call features, and ratings on comparable securities or according to prices quoted by a securities dealer that offers pricing services. Open end investment companies are valued at their net asset value (“NAV”). Foreign securities markets may be open on days when the U.S. markets are closed. For this reason, the value of any foreign securities owned by a Fund could change on a day when shareholders cannot buy or sell shares of a Fund. Although the Funds’ Board of Trustees (the “Board”) may choose to determine fair value in good faith for any or all fund investments by carrying out the required functions itself, pursuant to Rule 2a-5 under the Company Act, the Board currently has chosen to designate the performance of fair value determinations to a valuation designee, the Investment Manager, subject to the Board’s oversight, with respect to securities for which market quotations are not readily available and reliable and other assets, called “fair value pricing.” Due to the inherent uncertainty of valuation, fair value pricing values may differ from the values that would have been used had a readily available and reliable market quotation for the securities existed. These differences in valuation could be material. A security’s valuation may differ depending on the method used for determining value. The use of fair value pricing may cause the NAV of its shares to differ from the NAV that would be calculated using market prices. A fair value price is an estimate and there is no assurance that such price will be at or close to the price at which a security is next quoted or traded.

Cash – Cash may include deposits allocated among banks insured by the Federal Deposit Insurance Corporation (“FDIC”) in amounts up to the insurance coverage maximum amount of $250,000. Cash may also include uninvested cash balances held by the Funds’ custodian.

Investments in Other Investment Companies – Each Fund may invest in shares of other investment companies such as closed end funds, exchange traded funds, and mutual funds (each, an “Acquired Fund”) in accordance with the Company Act and related rules. Shareholders in a Fund bear the pro rata portion of the fees and expenses of the Acquired Funds in addition to a Fund’s expenses. The expenses incurred by the Funds that are disclosed in the Statement of Operations do not include fees and expenses incurred by the Acquired Funds. The fees and expenses of an Acquired Fund are reflected in such Acquired Fund’s total return.

Foreign Currency Translation – Securities denominated in foreign currencies are translated into U.S. dollars at prevailing exchange rates. Realized gain or loss on sales of such investments in local currency terms is reported separately from gain or loss attributable to a change in foreign exchange rates for those investments.

Forward Foreign Currency Contracts – Forward foreign currency contracts are marked to market and the change in market value is recorded by a Fund as an unrealized gain or loss. When a contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund could be exposed to risk if a counterparty is unable to meet the terms of the contract or if the value of the currency changes unfavorably.

Derivatives – The Funds may use derivatives for a variety of reasons, such as to attempt to protect against possible changes in the value of their portfolio holdings or to generate potential gain. Derivatives are financial contracts that derive their values from other securities or commodities, or that are based on indices. Derivatives are marked to market with the change in value reflected in unrealized appreciation or depreciation. Upon disposition, a realized gain or loss is recognized accordingly, except when taking delivery of the asset underlying a contract, in which case the recognition of gain or loss is postponed until the disposal of the asset. The Funds risk loss if counterparties fail to meet the terms of the contract. Derivative contracts include, among other things, options, futures, forward currency contracts, and swap agreements.

Investment Transactions – Investment transactions are accounted for on the trade date (the date the order to buy or sell is executed). Realized gains or losses are determined by specifically identifying the cost basis of the investment sold.

Investment Income – Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or in the case of certain foreign securities and private company securities, as soon as practicable after a Fund is notified. Taxes withheld on foreign dividends have been provided for in accordance with each Fund’s understanding of the applicable country’s tax rules and rates.

Expenses – Expenses deemed to have been incurred solely by a Fund are normally charged to that Fund in the entirety. Expenses deemed to have been incurred jointly by a Fund and one or more of the other investment companies for which the Investment Manager or its affiliates serve as investment manager, or other related entities, are generally allocated based on the most practicable method deemed equitable at the time the expense is incurred, including, without limitation, on the basis of relative assets under management.

Distributions to Shareholders – Distributions to shareholders are determined in accordance with income tax regulations and are recorded on the ex-dividend date. The Funds may utilize earnings and profits distributed to shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes.

Income Taxes – No provision has been made for U.S. income taxes because each Fund’s current intention is to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986, as amended (the “IRC”), and to distribute to its shareholders substantially all of its taxable income and net realized gains. Each Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Each Fund has reviewed its tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on federal, state, and local income tax returns for open tax years (2022-2024) or expected to be taken in the Funds’ 2025 tax returns.

Each Fund may be subject to foreign taxation related to certain securities held by a Fund, income received, capital gains on the sale of securities, and currency transactions. Foreign taxes, if any, are recorded in accordance with each Fund’s understanding of the applicable country’s tax rules and rates. When a capital gain tax is determined to apply, a Fund records an estimated deferred tax liability in an amount that would be payable if the securities were disposed of on the valuation date.

2. FEES AND TRANSACTIONS WITH RELATED PARTIES

The Trust has retained the Investment Manager pursuant to an investment management agreement that provides for a management fee payable monthly and based on the average daily net assets of each Fund. With respect to Midas Discovery, the annual management fee is 1% on the first $200 million, .95% from $200 million to $400 million, .90% from $400 million to $600 million, .85% from $600 million to $800 million, .80% from $800 million to $1 billion, and .75% over $1 billion. With respect to Midas Special Opportunities, the annual management fee is 1% on the first $10 million, .875% from $10 million to $30 million, .75% from $30 million to $150 million, .625% from $150 million to $500 million, and .5% over $500 million.

The Trust, on behalf of each Fund, has adopted a plan of distribution pursuant to Rule 12b-1 under the Company Act. Under the plan and a related distribution agreement, each Fund pays the distributor, Midas Securities Group, Inc. (the “Distributor”), an affiliate of the

Investment Manager, a fee at the annual rate of 0.25% based on the average daily net assets of each Fund for distribution and shareholder services and other activities and expenses primarily intended to result in the sale of the Funds’ shares. In addition, Midas Discovery and Midas Special Opportunities each reimbursed the Distributor $8,271 and $1,463, respectively, for payments made to certain brokers for record keeping, administrative, and similar services for the six months ended June 30, 2025.

Certain officers and trustees of the Trust are officers and directors of the Investment Manager and the Distributor.

Pursuant to the investment management agreement, the Funds reimburse the Investment Manager for providing at cost certain administrative services comprised of compliance and accounting services. For the six months ended June 30, 2025, the Funds reimbursed such costs as follows:

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Compliance	$26,650	$31,795
Accounting	25,100	29,735

	$51,750	$61,530

Each trustee of the Trust who is not an employee of the Investment Manager or its affiliates is compensated by the Funds. These trustees receive fees for service as a trustee from the Funds and the other funds of which they are a director or trustee and for which the Investment Manager or its affiliates serve as investment manager. In addition, trustee out-of-pocket expenses are allocated to each such Fund based on the most practicable method deemed equitable at the time the expense is incurred, including, without limitation, on the basis of relative assets under management. Expenses deemed to have been incurred solely by a Fund are normally charged to such Fund in the entirety.

The Funds lease storage from an affiliate at an annual cost of $18 and $13 for Midas Discovery and Midas Special Opportunities, respectively.

3. DISTRIBUTABLE EARNINGS

During the year ended December 31, 2024, Midas Special Opportunities paid a distribution of $408,873 comprised of long term capital gains.

As of December 31, 2024, Midas Discovery had a net capital loss carryover of $51,454,141, comprised of $1,054,964 of short term losses and $50,399,177 of long term losses which may be carried forward indefinitely. Midas Discovery utilized $21,446 of capital loss carryover during the year ended December 31, 2024.

As of December 31, 2024, the components of distributable earnings (deficit) on a tax basis were as follows:

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Undistributed long term capital gains	$—	$2,092,418
Accumulated net realized loss on investments	(51,454,141)	—
Unrealized apprecialtion on investments and foreign currencies	4,545,021	18,620,979

Total	$(46,909,120)	$20,713,397

4. VALUE MEASUREMENTS

A hierarchy established by GAAP prioritizes inputs to valuation methods. The three levels of inputs are:

•	Level 1 - unadjusted quoted prices in active markets for identical assets or liabilities including securities actively traded on a securities exchange.
•

Level 2 - observable inputs other than quoted prices included in level 1 that are observable for the asset or liability which may include quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

•	Level 3 - unobservable inputs for the asset or liability including a Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets for the security, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for investments categorized in level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, the level in the fair value hierarchy, within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs and methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a description of the valuation techniques applied to a Fund’s major categories of assets and liabilities measured at fair value on a recurring basis:

Equity Securities (Common and Preferred Stock) – Most publicly traded equity securities are valued normally at the most recent official closing price, last sale price, evaluated quote, or closing bid price. To the extent these securities are actively traded, and valuation adjustments are not applied, they may be categorized in level 1 of the fair value hierarchy. Equities on inactive markets or valued by reference to similar instruments may be categorized in level 2.

The following is a summary of the inputs used as of June 30, 2025 in valuing each Fund’s assets. Refer to each Fund’s Schedule of Portfolio Investments for detailed information on specific investments.

MIDAS DISCOVERY	Level 1	Level 2	Level 3	Total
Common stocks	$26,355,547	$—	$0	$26,355,547

Total investments, at value	$26,355,547	$—	$0	$26,355,547

MIDAS SPECIAL OPPORTUNITIES	Level 1	Level 2	Level 3	Total
Common stocks	$23,683,556	$—	$—	$23,683,556

Total investments, at value	$23,683,556	$—	$—	$23,683,556

The following is a reconciliation of level 3 assets:

MIDAS DISCOVERY
Balance at December 31, 2024	$0
Transfers in (out)	—
Change in unrealized depreciation	—

Balance at June 30, 2025	$0

Net change in unrealized depreciation attributable to assets held as level 3 at June 30, 2025	$—

The Funds have adopted a policy of recording transfers of investment securities between the different levels in the fair value hierarchy as of the end of the quarter.

The Investment Manager, under the direction of the Funds’ Board, considers various valuation approaches for valuing assets categorized within level 3 of the fair value hierarchy. The factors used in determining the value of such assets may include, but are not limited to: the discount applied due to the private nature of the asset; the type of the security; the size of the asset; the initial cost of the security; the existence of any contractual restrictions on the security’s disposition; the price and extent of public trading in similar securities of the issuer or of comparable companies; quotations or evaluated prices from broker-dealers and/or pricing services; information obtained from the issuer or analysts; an analysis of the company’s or issuer’s financial statements; or an evaluation of the forces that influence the issuer and the market in which the asset is purchased and sold. Significant changes in any of those inputs in isolation may result in a significantly lower or higher fair value measurement. The pricing of all fair value assets is normally reported to the Funds’ Board.

The following table presents additional information about valuation methodologies and inputs used for assets that are measured at fair value and categorized as level 3 as of June 30, 2025:

MIDAS DISCOVERY	Fair Value	Valuation Technique	Unobservable Input	Range
Common stocks
Junior Precious Metals Producers	$0	Fair market value - assumed assumptions	Discount rate due to lack of marketability	100%

5. INVESTMENT TRANSACTIONS

As of June 30, 2025, for federal income tax purposes, the aggregate cost, gross unrealized appreciation (depreciation), and net unrealized appreciation of investments are summarized in the following table. The aggregate cost of securities for tax purposes will depend on the Fund’s investment experience during the entirety of its fiscal year and may be subject to changes based on tax regulations.

		Gross Unrealized
	Federal Income Tax Cost	Appreciation	Depreciation	Net Unrealized Appreciation
Midas Discovery	$12,823,334	$14,039,156	$(506,943)	$13,532,213
Midas Special Opportunities	$4,313,142	$19,372,246	$(1,832)	$19,370,414

Purchases and proceeds from sales or maturities of investment securities, excluding short term securities, for the six months ended June 30, 2025, were as follows:

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Purchases	$5,305,852	$592,199
Proceeds	$1,601,619	$—

6. CREDIT AGREEMENT

The Funds entered into a revolving credit agreement and other related agreements (collectively, as amended, supplemented or otherwise modified from time to time, the “Credit Agreement”) with The Huntington National Bank (“HNB”), each Fund’s custodian, under which HNB may make loans to the Funds in such amounts as the Funds may from time to time request. The maximum loan amount under the Credit Agreement is the lesser of: (i) $4,000,000 and $4,500,000 for Midas Discovery and Midas Special Opportunities, respectively, or (ii) 30% of a Fund’s daily market value, which market value may be decreased by the exclusion of certain Fund assets or asset classes, as HNB may decide from time to time in its sole discretion. Each Fund pledges its securities and other assets as collateral to secure its obligations under the Credit Agreement and each Fund retains the risks and rewards of the ownership of such securities and other assets pledged.

Borrowings under the Credit Agreement bear an interest rate per annum to be applied to the principal balance outstanding, from time to time, equal to the Term Secured Overnight Financing Rate (SOFR) plus 1.28%. An unused fee is charged equal to 0.125% per annum of the daily excess of the maximum loan amount over the outstanding principal balance of the loan. The Funds were charged origination fees and expenses of $6,154 for Midas Discovery and $6,779 for Midas Special Opportunities upon the annual renewal of the Credit Agreement and such costs are amortized ratably through June 10, 2026, the maturity date of the Credit Agreement.

The outstanding loan balance as of June 30, 2025, and the average daily amount outstanding, maximum amount outstanding, and weight- ed average interest rate related to the borrowings under the Credit Agreement for the six months ended June 30, 2025, were as follows:

	MIDAS DISCOVERY	MIDAS SPECIAL OPPORTUNITIES
Outstanding loan balance	$1,499,000	$3,247,700
Average daily amount outstanding	$2,191,485	$2,618,823
Maximum amount outstanding	$3,889,300	$3,247,700
Weighted average interest rate	5.72%	5.67%

7. PORTFOLIO CONCENTRATION

Each Fund operates as a “non-diversified” investment company under the Company Act, which means that the portion of a Fund’s assets that may be invested in the securities of a single issuer and the amount of the outstanding voting securities of a particular issuer held by a Fund are not limited by the Company Act. Each Fund, however, currently intends to continue to conduct its operations so as to qualify as a “regulated investment company” for purposes of the IRC, which currently requires that, at the end of each quarter of the taxable year, with respect to 50% of a Fund’s total assets, the Fund limits to 5% the portion of its total assets invested in the securities of a single issuer. There are no such limitations with respect to the balance of a Fund’s portfolio, although no single investment can exceed 25% of a Fund’s total assets at the time of purchase. A more concentrated portfolio may cause a Fund’s NAV to be more volatile and thus may subject shareholders to more risk.

8. CONTINGENCIES

The Funds indemnify officers and trustees for certain liabilities that might arise from the performance of their duties for the Funds. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties, and which may provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as it involves future claims that may be made against the Funds under circumstances that have not occurred.

9. RISKS AND UNCERTAINTIES

Market Risks - An investment in a Fund is subject to market risk, including the possible loss of the entire principal amount. An investment in Fund shares represents an indirect investment in the securities owned by a Fund. The value of these securities, like other market investments, may move up or down, sometimes rapidly and unpredictably, and these fluctuations are likely to have a greater impact on the value of the shares during periods in which a Fund utilizes leverage.

Leverage Risk - A Fund from time to time may borrow under its credit agreement to increase the assets in its investment portfolio over its net assets, a practice called leverage. Leverage borrowing creates an opportunity for increased return but, at the same time, involves special risk considerations. Leverage increases the likelihood of greater volatility of the NAV and market price of the Fund’s shares. Money a Fund borrows for leveraging is limited to 33 1/3% of the value of its total assets. If the return that a Fund earns on the additional securities purchased fails to cover the interest and fees incurred on the monies borrowed, the NAV of a Fund (and the return of a Fund) would be lower than if borrowing had not been incurred. In addition, when a Fund borrows at a variable interest rate, there is a risk that fluctuations in the interest rate may adversely affect the return to a Fund’s shareholders. Interest payments and fees incurred in connection with such borrowings will reduce the amount of net income available for distribution to shareholders. There is no assurance that a borrowing strategy will be successful during any period in which it is employed. Borrowing on a secured basis results in certain additional risks. Should securities that are pledged as collateral to secure its obligations under the credit agreement decline in value, a Fund may be required to pledge additional assets in the form of cash or securities to the lender to avoid liquidation of the pledged assets. In the event of a steep drop in the value of pledged securities, it might not be possible to liquidate assets quickly enough and this could result in mandatory liquidation of the pledged assets in a declining market at relatively low prices. Furthermore, the Investment Manager’s ability to sell the pledged securities is limited by the terms of the credit agreement, which may reduce a Fund’s investment flexibility over the pledged securities

Foreign Securities Risk – Investments in the securities of foreign issuers involve special risks which include changes in foreign exchange rates and the possibility of future adverse political, tax, and economic developments, which could adversely affect the value of such securities. Moreover, securities of foreign issuers and securities traded in foreign markets may be less liquid and their prices more volatile than those of U.S. issuers and markets. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability, or diplomatic developments that could affect U.S. investments in the securities of issuers domiciled in those countries.

Sector Risk – To the extent a Fund focuses its investments, from time to time, in a particular sector, the Fund will be subject to a greater degree to the risks specific to that sector. Market conditions, interest rates, and economic, regulatory, or financial developments could significantly affect a single sector to a greater extent than if the Fund’s investments were diversified across different sectors.

An Investment in a Fund is Not a Bank Deposit – It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. It is not a complete investment program and you could lose money by investing in a Fund.

Growth Securities Risk - A Fund may invest in companies that the Investment Manager believes have growth potential. Securities of companies perceived to be “growth” companies may be more volatile than other securities and may involve special risks. If the Investment Manager’s perception of a company’s growth potential is not realized, the securities purchased may not perform as expected, thereby reducing a Fund’s returns. In addition, because different types of securities tend to shift in and out of favor depending on market and economic conditions, “growth” securities may perform differently from the market as a whole and other types of securities.

Small Capitalization - A Fund may invest in companies that are small or thinly capitalized and may have a limited operating history. Investments in small-cap companies may involve greater risks than investments in larger, more established issuers because they generally are more vulnerable to adverse business or economic developments than stocks of larger companies. The securities of small capitalization companies generally are less liquid and have narrower product lines, more limited financial resources, and more limited markets for their stock as compared with larger companies. As a result, the value of such securities may be more volatile than the securities of larger companies. During broad market downturns, a Fund’s NAV may fall further than those of funds investing in larger companies. Full development of small capitalization companies takes time, and for this reason, among others, a Fund should be considered a long term investment and not a vehicle for seeking short term profit.

Medium and Large Capitalization - Compared to small capitalization companies, medium and large capitalization companies may be less responsive to business changes and opportunities. At times, the stocks of large capitalization companies may lag other types of stocks in performance. Compared to large capitalization companies, medium capitalization companies may have a shorter history of operations, and may have limited product lines, markets or financial resources.

Pricing - Many factors may influence the price at which a Fund could sell any particular portfolio investment. The sales price may well differ—higher or lower—from a Fund’s last valuation, and such differences could be significant, particularly for illiquid securities and securities that trade in relatively thin markets and/or markets that experience extreme volatility. If market conditions make it difficult to value some investments, a Fund may value these investments using more subjective methods, such as fair value pricing. In such cases, the value determined for an investment could be different than the value realized upon such investment’s sale. As a result, you could pay more than the market value when buying Fund shares or receive less than the market value when selling Fund shares.

Security Selection - The securities selected for a Fund’s portfolio may decline in value. The Investment Manager could be wrong in its analysis of industries, companies, economic trends, the relative attractiveness of different securities, or other matters. As a result, a Fund may underperform the markets, its benchmark index or other funds with the same objective or in the same asset class.

Active Trading - A Fund may trade securities actively. This strategy could increase transaction costs, reduce performance, and result in increased taxable distributions, which could lower a Fund’s after tax performance.

Cybersecurity Risk – With the widespread use of technologies such as the Internet to conduct business, the Funds are susceptible to operational, information security, and related risks. Cyber incidents affecting the Funds or their service providers may cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Funds’ ability to calculate their respective NAVs, impediments to trading, the inability of shareholders to transact business, violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, reimbursement or other compensation costs, or additional related costs.

Recent Market Events – U.S. and international markets have experienced volatility in recent months and years due to a number of eco- nomic, political and global macro factors, including elevated inflation levels and wars in Europe and the Middle East. Uncertainties regarding the levels, political events, potential trade restrictions and tariffs, global geopolitical conflicts, and the possibility of a national or global recession have also contributed to market volatility.

MIDAS DISCOVERY

Financial Highlights

(Unaudited)

	Six Months
	Ended June 30,	For the Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$1.18	$1.10	$1.12	$1.26	$1.56	$1.41
Income (loss) from investment operations:
Net investment loss (1)	(0.02)	(0.04)	(0.03)	(0.02)	(0.03)	(0.04)
Net realized and unrealized gain (loss) on investments	0.93	0.12	0.01	(0.12)	(0.27)	0.19

Total from investment operations	0.91	0.08	(0.02)	(0.14)	(0.30)	0.15

Net asset value, end of period *	$2.09	$1.18	$1.10	$1.12	$1.26	$1.56

Total Return	77.12%	7.27%	(1.79)%	(11.11)%	(19.23)%	10.64%

Ratios/Supplemental Data
Net assets at end of period (000s omitted)	$24,553	$10,777	$11,176	$12,100	$13,967	$18,265
Ratio of total expenses to average net assets (2)	4.15%†	5.98%	5.11%	4.25%	3.83%	3.77%
Ratio of net investment loss to average net assets	(2.23)%†	(3.75)%	(2.99)%	(2.16)%	(1.91)%	(2.53)%
Portfolio turnover rate	8%	5%	18%	19%	1%	5%

(1) Average shares outstanding during the period are used to calculate per share data.

(2) The ratio of net expenses excluding loan interest and fees from the use of leverage to average net assets was 3.39%† for the six months ended June 30, 2025 and 4.39%, 4.22%, 4.07%, 3.45%, and 3.45%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

* Redemption fees from capital share transactions were less than $0.005 per share.

† Annualized.

See notes to financial statements.

MIDAS SPECIAL OPPORTUNITIES

Financial Highlights

(Unaudited)

	Six Months
	Ended June 30,	For the Year Ended December 31,
	2025	2024	2023	2022	2021	2020
Per Share Data (for a share outstanding throughout each period)
Net asset value, beginning of period	$34.51	$27.81	$21.41	$29.40	$22.74	$20.57
Income (loss) from investment operations:
Net investment loss (1)	(0.49)	(0.98)	(0.94)	(0.63)	(0.58)	(0.41)
Net realized and unrealized gain (loss) on investments	1.28	8.36	7.92	(6.26)	9.29	3.22

Total from investment operations	0.79	7.38	6.98	(6.89)	8.71	2.81

Paid-in capital from redemption fees	—	0.02	0.02	0.02	—	—

Less distributions:
Realized gains	—	(0.70)	(0.60)	(1.12)	(2.05)	(0.64)

Net asset value, end of period	$35.30	$34.51	$27.81	$21.41	$29.40	$22.74

Total Return	2.29%	26.61%	32.70%	(23.38)%	38.29%	13.67%

Ratios/Supplemental Data
Net assets at end of period (000s omitted)	$20,347	$20,515	$17,513	$15,451	$21,346	$16,282
Ratio of total expenses to average net assets (2)	3.67%†	3.77%	4.69%	3.59%	2.95%	3.38%
Ratio of net investment loss to average net assets	(2.86)%†	(3.05)%	(3.84)%	(2.53)%	(2.06)%	(2.09)%
Portfolio turnover rate	0%	3%	6%	24%	23%	22%

(1) Average shares outstanding during the period are used to calculate per share data.

(2) The ratio of net expenses excluding loan interest and fees from the use of leverage to average net assets was 2.88%† for the six months ended June 30, 2025 and 3.05%, 3.20%, 3.02%, 2.73, and 3.09%, for the years ended December 31, 2024, 2023, 2022, 2021, and 2020, respectively.

† Annualized.

See notes to financial statements.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

There were no such changes or disagreements with accountants.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

No such matters were submitted during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The aggregate remuneration paid by the registrant during the period covered by the report to:

Item 10(1): All directors and all members of any advisory board for regular compensation: Included herein under Item 7.

Item 10(2): Each director and each member of an advisory board for special compensation: Included herein under Item 7.

Item 10(3): All officers: Russell Kamerman, Chief Compliance Officer, Secretary, and General Counsel: $34,175

This amount represents the portion of Mr. Kamerman’s compensation that the investment manager of the registrant received as reimbursements from the registrant for the provision of Mr. Kamerman’s services at cost during the period covered by the report.

Item 10(4): Each person of whom any officer or director of the Fund is an affiliated person: Included herein under Item 7 in note 2 of the financial statements.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

The renewal of the investment management agreement (“IMA”) between Midas Series Trust (“Trust”) and the investment manager, Midas Management Corporation (“Investment Manager”), on behalf of Midas Discovery and Midas Special Opportunities (each, individually, a “Fund” and together, the “Funds”), was unanimously approved by the Trust’s Board of Trustees (“Board”), including all of the Trust’s trustees who are not “interested persons” of the Trust (“Independent Trustees”) as defined under the Company Act at a meeting held on March 13, 2025 (“Meeting”). In considering the annual approval of the IMA, the Board considered a number of factors, including, among other things, information that had been provided at other meetings, as well as information furnished to the Board for the Meeting, both in the written materials as well as information otherwise provided by the Investment Manager during the Meeting. Such information included, among other things: information comparing the management fees and total expense ratio of each Fund with a peer group of broadly comparable funds as provided by Broadridge (“Broadridge”), an independent provider of investment company data, which uses information sourced from both Lipper and Morningstar as well as from company reports, financial reporting services, periodicals, and other sources; information regarding each Fund’s investment performance on an absolute basis and in comparison to, among other things, a relevant peer group of funds (“Peer Group”) and a benchmark index as provided by Broadridge; the economic outlook and the general investment outlook in relevant investment markets; the Investment Manager’s results of operations, financial condition and business reputation; the allocation of brokerage and the benefits received by the Investment Manager as a result of brokerage allocation, including, without limitation, soft dollars; the Investment Manager’s management of relationships with the Funds’ custodian, transfer agent, pricing agents, brokers, and other service providers to the Funds; the resources devoted to the Investment Manager’s compliance efforts undertaken on behalf of the Funds and the record of compliance with the compliance programs of the Funds, the Investment Manager, and its affiliates; the quality, nature, cost, and character of the administrative and other non-investment management services provided by the Investment Manager and its affiliates; the terms of the IMA; the Investment Manager’s gifts and entertainment log; the reasonableness and appropriateness of the fee paid by each Fund for the services described in the IMA and whether it represents a charge within the range of what would have been negotiated at arm’s length in light of the surrounding circumstances; the nature, extent, and quality of the investment management services provided by the Investment Manager; the fiduciary duty assumed by the Investment Manager in connection with the services rendered to the Funds; the character and amount of incidental or “fall-out” benefits (in addition to soft dollar benefits)  received by the Investment Manager and its affiliates from its association with the Funds; and the extent to which economies of scale would be realized as each Fund grows and whether fee levels reflect these economies of scale for the benefit of Fund investors.
The Board also reviewed in detail and at length the Investment Manager’s responses to the Board’s request for certain information related to, among other things:  the Investment Manager’s general business, personnel, operations and financial condition; fees, profitability and the Investment Manager’s allocation of expenses in connection therewith, and financial information; trading information; Fund performance; how the soft dollar arrangements comport with applicable law; compliance and legal; and other related matters.  The Board also reviewed information related to distribution strategy and related financial intermediary payments.  The Board expressed its satisfaction with the Investment Manager’s responses to its request for such information.
In considering the nature, extent, and quality of the management services provided by the Investment Manager, the Board considered the Investment Manager’s management capabilities with respect to the types of investments held by the Funds, including information relating to the education, experience, and number of investment professionals and other personnel who provide services under the IMA. The Board also took into account the time and attention devoted by management to the Funds. In this regard, the Board noted that the Investment Manager is responsible for, among other things, overseeing the selection of investments for the Funds, making investment decisions for the Funds, monitoring the investment operations and composition of the Funds, and, in connection therewith, monitoring compliance with the Funds’ investment objectives, policies, and restrictions, as well as the Funds’ compliance with applicable law; monitoring brokerage selection, commissions and other trading costs, quality of execution, and other brokerage matters; and implementing the Board’s directives as they relate to the Funds. Further, the Board considered that the Investment Manager’s responsibilities include daily monitoring of investment, operational, enterprise, legal, regulatory, and compliance risks as they relate to the Funds. The Board considered the portfolio management of the Funds, evaluated the level of skill required to manage the Funds and concluded that the resources available at the Investment Manager are appropriate to effectively fulfill its duties on behalf of the Funds.  The Board also discussed the Investment Manager’s views with regard to succession planning. The Board noted that the Investment Manager has managed the Funds for several years.  The Board indicated its belief that a long term relationship with capable, conscientious personnel is in the best interests of each Fund.
The Board received information concerning the investment philosophy and investment process applied by the Investment Manager in managing the Funds. In this regard, Mr. Thomas Winmill, as the portfolio manager of each Fund and Chairman of the Investment Policy Committee of the Investment Manager, stated that the investment philosophy and/or investment process applied in managing each Fund had not changed since the Board’s prior annual review of the IMA.
The Board also considered the Investment Manager’s in-house research capabilities as well as third-party resources available to the Investment Manager’s personnel, including research and brokerage services that may be available to the Investment Manager as a result of securities transactions effected for the Funds. The Board concluded that the Investment Manager’s investment process, research capabilities, and philosophy were well suited to the Funds, given each Fund’s investment objective(s) and policies.
In its review of comparative information with respect to each Fund’s investment performance, the Board received information from Broadridge comparing each Fund’s investment performance on (i) an absolute basis, (ii) to that of its Peer Group and a benchmark index, each of which was selected by Broadridge, and (iii) to that of the S&P 500 TR Index.  Broadridge also provided supplemental Lipper and Morningstar information and benchmark indices which were discussed. The Board engaged in a lengthy discussion regarding the appropriateness of the Peer Group for each Fund.
With respect to Midas Discovery’s performance information, the Board observed that Midas Discovery’s total return (i) outperformed its benchmark index provided by Broadridge in the one and two year periods, but underperformed in the three, four, five, and ten year periods, ended December 31, 2024;  (ii) underperformed the S&P 500 TR Index in the one, two, three, five and ten year periods, ended December 31, 2024; (iii) underperformed the median total return of its Peer Group in the one, two, three, four, five and ten year periods, ended December 31, 2024; and (iv) underperformed the average total return of its Peer Group in the one, two, three, four, five and ten year periods ended December 31, 2024.  The Board discussed with personnel of the Investment Manager the factors that contributed to Midas Discovery’s underperformance and the steps that the Investment Manager had taken, or intended to take, to seek to improve Midas Discovery’ short and long term performance. The Board concluded that Midas Discovery’s performance is being addressed and noted that it would continue to monitor these efforts and the performance of Midas Discovery.
With respect to Midas Special Opportunities’ performance information, the Board observed that Midas Special Opportunities’ total return (i) outperformed its benchmark index provided by Broadridge in the one, two, three, four and five year periods, but underperformed in the ten year period, ended December 31, 2024; (ii) outperformed the S&P 500 TR Index in the one, two, four and five year periods, but underperformed in the three and ten year periods, ended December 31, 2024; (iii) outperformed the median total return of its Peer Group in the one, two, three, four, five and ten year periods ended December 31, 2024; and (iv) outperformed the average total return of its Peer Group in the one, two, three, four, five, and ten year periods, ended December 31, 2024. The Board then concluded that Midas Special Opportunities’ performance was within a range that it deemed competitive.
With respect to its review of the fees payable under the IMA, the Board considered information from Broadridge comparing each Fund’s management fee and expense ratio to those of its Peer Group. The Board (i) observed that Midas Discovery’s management fee is higher than the median in its Peer Group and its total expense ratio is also higher than the median in its Peer Group, and the Board discussed the contributing factors thereof; and (ii) observed that Midas Special Opportunities’ management fee is higher than the median in its Peer Group and its total expense ratio is also higher than the median in its Peer Group, and the Board discussed the contributing factors thereof.  The Board concluded that (i) although Midas Discovery’s management fee and total expense ratio are within a higher range relative to its Peer Group, Midas Discovery’s management fee and total expense ratio are reasonable in light of the quality of services received and the level of assets managed, and (ii) although Midas Special Opportunities’ management fee and total expense ratio are within a higher range relative to its Peer Group, Midas Special Opportunities’ management fee and total expense ratio are reasonable in light of the quality of services received and the level of assets managed. The Board also evaluated any apparent or anticipated economies of scale in relation to the services the Investment Manager provided to each Fund. The Board recognized that each Fund’s management fee includes ‘breakpoints,’ which would result in lower incremental advisory fee rates as Fund assets increase. The Board noted that economies of scale may develop for each Fund as its assets increase and Fund level expenses decline as a percentage of assets, although such economies of scale may not necessarily be experienced by the Investment Manager.
The information provided assisted the Board in concluding that the management fee paid by each Fund is within the range of those paid by comparable funds within the fund industry and is fair and reasonable in light of the quality of services received and the level of assets managed. Further, the Board concluded that the Investment Manager’s management fee from each Fund bears a reasonable relationship to the services rendered and represents a charge within the range of what would have been negotiated at arm’s length in light of the surrounding circumstances.
The Boards noted that performance and expense ratios are only two of the factors that it deems relevant to its consideration of an Investment Management Agreement and that, after considering all relevant factors, it can reach a decision to renew the Investment Management Agreement notwithstanding a Fund’s underperformance and high expenses over certain periods.
The Board also considered information regarding the character and amount of other incidental benefits received by the Investment Manager and its affiliates from its association with the Funds. The Board concluded that potential “fall-out” benefits that the Investment Manager and its affiliates may receive, such as increased ability to obtain research services, appear to be fair and reasonable and may benefit the Funds.
The Board also considered the profitability of the Investment Manager from its association with the Funds, including historical profitability information. In this regard, the Board considered the costs of the services provided, and the profits realized, if any, by the Investment Manager in connection with the operation of each Fund and was satisfied that the profitability was not excessive under the circumstances.  In addition, the Board considered the financial stability of the Investment Manager during its deliberations.
The Independent Trustees then challenged the Chairman on a variety of matters concerning the renewal of the Investment Management Agreement, including, without limitation, questions concerning strategy, revenues, potential conflicts, priorities and related matters. A lengthy discussion followed. The Board did not consider any single factor as controlling in determining whether or not to renew the IMA. In assessing the information provided by the Investment Manager and its affiliates, the Board also noted that it was taking into consideration the benefits to shareholders of investing in Funds that are part of a fund complex which provides a variety of shareholder services.
Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, the Board, including all of the Independent Trustees, concluded that the approval of the IMA, including the fee structure, is in the best interests of each Fund.
Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of trustees made or implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407), or this Item.

Item 16. Controls and Procedures.

(a)
The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)
Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(a)(2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant's securities are listed. Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2). Attached hereto as Exhibit 99.CERT.

(a)(4)
Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a)(5)	Change in the registrant’s independent public accountant. Not applicable.

(b)	Certifications pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Attached hereto as Exhibit 99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

August 8, 2025	Midas Series Trust By: /s/ Thomas B. Winmill Thomas B. Winmill President

August 8, 2025	Midas Series Trust By: /s/ Thomas O'Malley Thomas O'Malley Chief Financial Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

August 8, 2025	Midas Series Trust By: /s/ Thomas B. Winmill Thomas B. Winmill President

August 8, 2025	Midas Series Trust By: /s/ Thomas O'Malley Thomas O'Malley Chief Financial Officer